Schedule of operating lease right of use asset (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Leases
Initial recognition as of April 8, 2022	$ 450,630
Less: Accumulated amortization	(4,981)	(4,981)
Foreign exchange translation loss	(18,772)
Balance as of June 30, 2022	$ 426,877	$ 426,877